Financial instruments and risk management - Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
$ in Millions
	Jun. 30, 2026 USD ($) gBP_per_Metric_Tonnes poundSterlingPerTherm	Jun. 30, 2025 USD ($) poundSterlingPerTherm USD_per_Metric_Tonnes
Net investment hedges | Foreign exchange risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 1,704	$ 2,255
Net investment hedges | Foreign exchange risk | Borrowings
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 5,465	$ 9,561
Net investment hedges | Foreign exchange risk | Canadian dollar | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.32	1.29
Net investment hedges | Foreign exchange risk | Canadian dollar | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.45	1.48
Net investment hedges | Foreign exchange risk | Chinese yuan | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	6.62	6.93
Net investment hedges | Foreign exchange risk | Chinese yuan | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	7.29	7.29
Net investment hedges | Foreign exchange risk | Indian rupee | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	94.34
Net investment hedges | Foreign exchange risk | Sterling | Minimum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.73	0.75
Net investment hedges | Foreign exchange risk | Sterling | Maximum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.76	0.82
Net investment hedges | Foreign exchange risk | Euro | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.84
Net investment hedges | Foreign exchange risk | Euro | Minimum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.86	0.86
Net investment hedges | Foreign exchange risk | Euro | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.85
Net investment hedges | Foreign exchange risk | Euro | Maximum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.87	0.94
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 4,684	$ 2,873
Cash flow hedges | Foreign currency debt risk | Sterling | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.74
Cash flow hedges | Foreign currency debt risk | Sterling | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.75
Cash flow hedges | Foreign currency debt risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.87	0.89
Cash flow hedges | Foreign currency debt risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.90	0.90
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 1,489	$ 1,586
Cash flow hedges | Foreign currency exchange risk | Sterling | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.73	0.74
Cash flow hedges | Foreign currency exchange risk | Sterling | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.81	0.81
Cash flow hedges | Foreign currency exchange risk | Mexican peso | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	17.95	17.73
Cash flow hedges | Foreign currency exchange risk | Mexican peso | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	23.69	23.69
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 223	$ 275
Cash flow hedges | Commodity price risk | Minimum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | gBP_per_Metric_Tonnes	180.00
Cash flow hedges | Commodity price risk | Minimum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | poundSterlingPerTherm	0.60	0.74
Cash flow hedges | Commodity price risk | Minimum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes		2,426
Cash flow hedges | Commodity price risk | Maximum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | gBP_per_Metric_Tonnes	200.00
Cash flow hedges | Commodity price risk | Maximum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | poundSterlingPerTherm	0.93	1.38
Cash flow hedges | Commodity price risk | Maximum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes		2,693.5
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 4,248	$ 4,229
Fair value hedges | Interest rate risk | Minimum | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0193	0.0193
Fair value hedges | Interest rate risk | Minimum | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0000	0.0027
Fair value hedges | Interest rate risk | Minimum | Sterling Overnight Index Average
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0000
Fair value hedges | Interest rate risk | Maximum | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0194	0.0194
Fair value hedges | Interest rate risk | Maximum | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0161	0.0161
Fair value hedges | Interest rate risk | Maximum | Sterling Overnight Index Average
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0014